Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 31,841,476	$ 25,845,333
Receivable	976,496	572,961
Other receivables	7,796,257	5,515,311
Inventories	2,572,426	2,306,177
Restricted cash	972,338	2,193,173
Prepaid expenses	1,105,850	350,206
Derivatives	444,068	1,142,682
Asset held for sale	0	8,909,172
Total current assets	45,708,911	46,867,161
Long-term assets:
Vessels, net	249,127,642	216,570,426
Balance	93,816,071	59,083,594
Restricted cash	5,400,000	3,400,000
Derivatives	73,007	2,669,244
Total assets	394,125,631	328,590,425
Current liabilities
Long-term bank loans, current portion	27,826,314	55,419,815
Accounts payable	3,667,935	5,160,068
Liability associated with asset held for sale	0	3,556,641
Accrued expenses	1,294,811	1,756,383
Accrued dividends	150,625	66,375
Deferred revenues	11,592,977	7,730,422
Total current liabilities	45,673,764	73,689,704
Long-term liabilities
Long-term bank loans, net of current portion	103,971,969	51,812,086
Fair value of below market time charters acquired	27,296,214	34,933,438
Total long-term liabilities	131,268,183	86,745,524
Total liabilities	176,941,947	160,435,228
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,116,206 and 6,995,752, issued and outstanding)	209,873	213,486
Additional paid-in capital	258,970,263	260,539,222
Accumulated deficit	(41,996,452)	(92,597,511)
Total shareholders’ equity	217,183,684	168,155,197
Total liabilities and shareholders’ equity	394,125,631	328,590,425
Related Party [Member]
Current assets
Receivable	0	32,146
Current liabilities
Accounts payable	$ 1,141,102	$ 0